Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Oct. 26, 2016	Dec. 31, 2017
Operating expenses:
General and administrative	$ 946,685	$ 731,973		$ 1,939,120	$ 1,175,990
Research and development	225,529	156,716		330,574	228,757
Total operating expenses	1,172,214	888,689		2,269,694	1,404,747
Loss from operations	(1,172,214)	(888,689)		(2,269,694)	(1,404,747)
Interest expense	(304,403)	(350,049)		(497,437)	(563,599)
Net change in fair value for the warrant liability and premium conversion derivatives	215,631	(55,585)		335,591	(55,553)
Loss on convertible notes and short-term notes extinguishment, net				(186,220)
Net loss	$ (1,260,986)	$ (1,294,323)		$ (2,617,760)	$ (2,023,899)
Net loss per share:
Basic and diluted	$ (0.16)	$ (0.22)		$ (0.33)	$ (0.37)
Number of shares used in per share calculations:
Basic and diluted	7,967,741	5,868,995		7,916,651	5,544,582
NeuroOne LLC
Operating expenses:
General and administrative						$ 6,657
Research and development
Total operating expenses						6,657
Loss from operations						(6,657)
Interest expense						(11,947)
Loss on convertible notes and short-term notes extinguishment, net
Net loss						$ (18,604)
Successor
Operating expenses:
General and administrative			$ 182,667				$ 2,336,988
Research and development							735,333
Total operating expenses			182,667				3,072,321
Loss from operations			(182,667)				(3,072,321)
Interest expense			(83,297)				(1,395,138)
Net change in fair value for the warrant liability and premium conversion derivatives			(406)				(240,053)
Loss on convertible notes and short-term notes extinguishment, net							(350,914)
Net loss			$ (266,370)				$ (5,058,426)
Net loss per share:
Basic and diluted			$ (0.06)				$ (0.77)
Number of shares used in per share calculations:
Basic and diluted			4,421,092				6,610,072